EMPLOYEE BENEFITS - Defined benefit pension plan - Historical actuarial remeasurements (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (4,314,592)	R$ (4,174,653)	R$ (4,739,299)	R$ (3,791,670)	R$ (3,113,818)
Fair value of plan assets	3,456,613	3,292,890	3,865,411	3,319,133	3,081,582
Surplus (Deficit)	(857,979)	(881,763)	(873,888)	(472,537)	(32,236)
Present value of the defined benefit obligations
Historical actuarial remeasurements
Experience adjustments on plan liabilities	235,549	186,905	(202,749)	466,829	(272,767)
Fair value of plan assets
Historical actuarial remeasurements
Experience adjustments on plan assets	R$ (232,214)	R$ (109,153)	R$ 235,275	R$ (69,748)	R$ 33,417